Foreign Exchange Gain (Loss) - Summary of Foreign Exchange Gain (Loss) (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Foreign exchange gain (loss) [abstract]
Realized FX gain	€ 43,316	€ 4,045	€ 20,282	€ 32,849
Unrealized FX gain	10,942	2,854	15,476	26,101
Realized FX loss	(31,642)	(7,185)	(35,927)	(14,858)
Unrealized FX loss	(2,031)	(1,236)	(35,886)	1,424
Foreign exchange gain (loss)	€ 20,585	€ (1,523)	€ (36,056)	€ 45,516